UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2009

Check here if Amendment [   ]; Amendment Number:  ___
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA Equitable Life Insurance Company (formerly known as
                The Equitable Life Assurance Society of the United States)
Address:   1290 Avenue of the Americas
           New York, NY  10104

13F File Number:  28-42

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Senior Vice President and Controller
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  February 12, 2010
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (201) 743-5068  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA

Please see Forms 13F filed by one or more of the following institutional investment managers for their holdings as advisers of series of EQ Advisors Trust and AXA Premier VIP Trust. AXA Equitable Life Insurance Company, the manager of EQ Advisors Trust and AXA Premier VIP Trust, has shared investment discretion and no voting authority with respect to the holdings of each of the series of EQ Advisors Trust and AXA Premier VIP Trust.


Form 13F
File Number   Name
28-10210      BlackRock Capital Management, Inc.
28-4293       BlackRock Financial Management, Inc.
28-12016      BlackRock Investment Management, LLC
28-12193      BlackRock Investment Management International, Ltd
28-7196       Boston Advisors, Inc.
28-05563      Bridgeway Capital Management, Inc.
28-5129       Calvert Asset Management Company, Inc.
28-96         Capital Guardian Trust Company
28-11611      ClearBridge Advisors LLC
28-04121      Davis Selected Advisers, LP
28-00127      Dreyfus Corporation
28-01666      Eagle Asset Management
28-581        Evergreen Asset Management Corporation
28-6154       Franklin Mutual Shares Advisors
28-5930       Franklin Advisory Services, LLC
28-3578       Franklin Advisers, Inc.
28-1887       GAMCO Asset Management, Inc.
28-11685      Goodman & Company Investment Counsel LTD
28-16         Institutional Capital Corporation
28-1343       Janus Capital Management LLC
28-694        J.P. Morgan Investment Management, Inc., as included in the consolidated report filed by J.P. Morgan Chase & Co.
28-170        Legg Mason Capital Management, Inc.
28-413        Lord Abbett and Co., LLC
28-158        Marsico Capital Management LLC
28-4968       MFS Investment Management, as included in the consolidated report filed by Massachusetts Financial Services Company
28-3432       Morgan Stanley Asset Management Inc., as included in the
                consolidated report filed by Morgan Stanley Dean Witter & Co.
28-00288      Montag & Caldwell, Inc
28-203        Oppenheimer Funds Inc.
28-2701       Pacific Investment Management LLC (28-4976), as included in the consolidated report filed by Allianz Dresdner Asset Management of America L.P.
28-12530      Pacific Global Investment Management Company
28-12454      Post Advisory Group, LLC
28-04357      RCM Capital Management, LLC
28-11338      SSgA Funds Management Inc
28-115        T. Rowe Price Associates Inc.
28-5454       Templeton Global Advisors, Ltd.
28-6605       Thornburg Investment Management, Inc.
28-12572      Tradewinds Global Investors, LLC
28-02682      UBS Global Asset Management, Inc.
28-517        Wellington Management Company, LLC
28-4413       Wells Capital Management, Inc.
28-01204      Wentworth Hauser & Violich
28-10220      Westfield Capital Management Company, LLC



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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None

For information relating to holdings of 13F securities for periods ending prior to September 30, 2003 by AXA Equitable Life Insurance Company, please refer to Forms 13F-HR filed by AXA Financial, Inc. for those periods.